Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Research Tax Credit Carryforward [Member]
Income Tax [Line Items]
Tax Credit Carryforward, Amount	$ 1,118,389	$ 1,096,000
Federal And New Jersey [Member]
Income Tax [Line Items]
Operating Loss Carryforwards	92,928,000
Foreign [Member]
Income Tax [Line Items]
Operating Loss Carryforwards	$ 8,070,000
Foreign [Member] | Maximum [Member]
Income Tax [Line Items]
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2026
Foreign [Member] | Minimum [Member]
Income Tax [Line Items]
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2014